Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Entity Registrant Name	HUBSPOT, INC.
Entity Central Index Key	0001404655
Amendment Description	Explanatory NoteThis proxy supplement, dated May 8, 2025 (this “Supplement”), supplements the definitive proxy statement of HubSpot, Inc. (the “Company”) dated April 24, 2025 (the “Proxy Statement”), for the Company’s 2025 Annual Meeting of Stockholders to be held on June 4, 2025, at 9:00 am Eastern Time (the “Annual Meeting”).